Common Stock and Preferred Stock	9 Months Ended
Sep. 30, 2013
Equity [Abstract]
Common Stock and Preferred Stock

9.	Common Stock and Preferred Stock

Prior to the completion of its initial public offering in July 2013, the Company was authorized to issue common stock and Series A, Series B, Series C, Series D and Series E convertible preferred stock. Immediately prior to the completion of the Company’s initial public offering, all of the outstanding shares of convertible preferred stock automatically converted into 8,631,427 (unaudited) shares of common stock.

Common Stock

Each share of common stock is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors, subject to the prior rights of holders of other classes of stock outstanding.

Preferred Stock (Unaudited)

Under the amended and restated certificate of incorporation filed by the Company immediately prior to the completion of its initial public offering, the Company is authorized to issue 15,000,000 shares of preferred stock at $0.0001 par value per share. The preferred stock may be issued from time to time in one or more series pursuant to a resolution or resolutions duly adopted by the board of directors. The Company’s board of directors is authorized to determine by resolution the relevant powers of each issue of the preferred stock, such as designations, preferences, participation, dividend rights, dividend rates, conversion rights, voting rights, etc. As of September 30, 2013, no shares of preferred stock were issued or outstanding, and the board of directors has not authorized or designated any rights, preferences, participation, dividend rights, dividend rates, conversion rights, voting rights, etc. for any class of preferred stock.

Convertible Preferred Stock

Prior to the completion of the Company’s initial public offering, the Series A, Series B, Series C, Series D and Series E convertible preferred stock (collectively, the “Preferred Stock”), together with their respective rights and preferences, were as follows:

Series A Preferred Stock

In July and August 2004, the Company sold and issued 295,798 shares of Series A preferred stock and warrants to purchase 268,290 shares of Series A preferred stock at a price of $14.82 per share for the shares of Series A preferred stock and $0.0001 per share for the warrant shares, representing total gross proceeds of $4.4 million.

The preferred stock warrants had an exercise price of $14.82 per share and were immediately exercisable. Warrants to purchase 261,541 shares of Series A preferred stock were exercised in 2005. The remaining 6,749 warrants to purchase shares of Series A preferred stock expired in May 2011. The fair value of the warrants at the time of issuance of $569,000 was estimated using the Black-Scholes option pricing model. The value at the date of issuance allocated to the Series A preferred stock totaled $3.8 million. Cash issuance costs totaled $64,000 and were netted against the allocated proceeds. Prior to the completion of the Company’s initial public offering, the difference between the carrying value and the redemption value of the Series A preferred stock was accreted over the redemption period using the effective interest method.

Series B Preferred Stock

In May and June 2007, the Company sold and issued 515,836 shares of its Series B preferred stock at a price of $17.47 per share. Total gross proceeds received from this offering were $9.0 million. Cash issuance costs totaled $54,000 and were netted against the gross proceeds. Prior to the completion of the Company’s initial public offering, the difference between the carrying value and the redemption value of the Series B preferred stock was accreted over the redemption period using the effective interest method.

Series C Preferred Stock

In June 2009, the Company sold and issued 1,775,530 shares of its Series C preferred stock at a price of $8.45 per share. Total gross proceeds received from this offering were $15.0 million. Cash issuance costs totaled $276,000 and were netted against the gross proceeds.

In February 2010, the Company sold and issued an additional 1,775,530 shares of its Series C preferred stock at a price of $8.45 per share. Total gross proceeds received from this offering were $15.0 million. Cash issuance costs of $15,000 were netted against the gross proceeds.

Prior to the completion of the Company’s initial public offering, the difference between the carrying value and the redemption value of the Series C preferred stock was accreted over the redemption period using the effective interest method.

Series D Preferred Stock

In January 2011, the Company entered into a Note and Warrant Purchase Agreement with certain of its existing investors under which the investors agreed to purchase up to $10.0 million aggregate principal amount of subordinated convertible promissory notes issued by the Company. Pursuant to this agreement, the Company issued in June and September 2011, an aggregate of $5.0 million principal amount of notes and warrants to purchase Series D preferred stock. Such notes were to be converted into preferred stock, upon the occurrence of a qualified financing event, or repaid no later than December 31, 2011. Pursuant to their terms, interest on the notes accrued at 8% per annum, and warrant coverage was dependent on, among other things, the total principal amount of notes issued and the period of time any such amounts were outstanding.

In November and December 2011, the Company sold and issued 2,430,054 shares of its Series D preferred stock together with warrants to purchase 367,634 shares of Series D preferred stock at a price of $8.45 per share. Total gross proceeds from this offering were $20.5 million, which included the conversion of $5.0 million in subordinated convertible promissory notes and related accrued interest of $87,000. In addition, the warrants issued pursuant to the January 2011 Note and Warrant Purchase Agreement became exercisable for 118,368 shares of Series D Preferred Stock on conversion of the related notes into Series D Preferred Stock. Cash issuance costs totaled $559,000 and were netted against the allocated proceeds.

The Series D preferred stock warrants had an exercise price of $8.45 per share and were exercisable over a seven-year period from issuance. The total fair value of the Series D warrants at the date of issuance was $2.5 million and was estimated using the Black-Scholes option pricing model with the following variables: (1) Series D preferred stock price of $8.45; (2) the contractual life of seven years; (3) volatility of 61%; and (4) risk-free interest rates of 1.30 to 2.20%. Prior to the completion of the Company’s initial public offering, the difference between the carrying value and the redemption value of the Series D preferred stock was accreted over the redemption period using the effective interest method.

Series E Preferred Stock

In November 2012, the Company sold and issued 1,063,951 shares of its Series E preferred stock at a price of $14.40 per share. Total gross proceeds received from this offering were $15.3 million. Cash issuance costs totaled $185,000 and were netted against the gross proceeds. Prior to the completion of the Company’s initial public offering, the difference between the carrying value and the redemption value of the Series E preferred stock was accreted over the redemption period using the effective interest method.

Voting

Prior to the completion of the Company’s initial public offering, each share of Preferred Stock had voting rights equal to an equivalent number of shares of common stock into which it was convertible and voted together as one class with the common stock.

Liquidation

In connection with the Series E preferred stock financing, the liquidation preferences of the preferred stock were amended such that in the event of any liquidation, dissolution or winding up of the Company, including a merger, acquisition or sale of assets where the beneficial owners of the Company’s common stock and Preferred Stock own less than 50% of the resulting voting power of the surviving entity, the holders of Series E preferred stock were entitled to receive $21.60 per share as adjusted for any stock splits, stock dividends, reclassification and the like plus any declared but unpaid dividends. Upon completion of the Series E preferred stock preference distribution, the holders of Series D preferred stock were entitled to receive $8.45 per share as adjusted for any stock splits, stock dividends, reclassification and the like plus any declared but unpaid dividends. Upon the completion of the Series D preferred stock preference distribution, the holders of Series C preferred stock were entitled to receive $8.45 per share as adjusted for any stock splits, stock dividends, reclassification and the like plus any declared but unpaid dividends. Upon the completion of the Series C preferred stock preference distribution, the holders of Series B preferred stock were entitled to receive $17.47 per share as adjusted for any stock splits, stock dividends, reclassification and the like plus any declared but unpaid dividends. Upon the completion of the Series B preferred stock preference distribution, the holders of Series A preferred stock were entitled to receive $14.82 per share as adjusted for any stock splits, stock dividends, reclassification and the like plus any declared but unpaid dividends. Any remaining proceeds were to be distributed on a pro rata basis among the holders of the common stock and the Preferred Stock on an as converted basis.

Conversion

Each share of Series E preferred stock was convertible at the option of the holder at any time into common stock on a one-for-one basis, subject to (1) until such time as the Company next issued shares of its equity securities in an equity financing other than certain excluded issuances, a full ratchet anti-dilution adjustment if the Company issued equity securities for a price per share less than $14.40 or the then effective conversion price of the Series E preferred stock and (2) after the Company next issued shares of its equity securities in an equity financing other than certain excluded issuances, certain broad-based weighted-average anti-dilution adjustments if the Company issued equity securities for a price per share less than $14.40 or the then effective conversion price of the Series E preferred stock.

In connection with the Series E preferred stock financing, the anti-dilution protections for the Series D preferred stock were amended such that each share of Series D preferred stock was convertible at the option of the holder at any time into common stock on a one-for-one basis, subject to certain broad-based weighted-average anti-dilution adjustments if the Company issued equity securities for a price per share less than $8.45 or the then effective conversion price of the Series D preferred stock.

Each share of Series C preferred stock was convertible at the option of the holder at any time into common stock on a one-for-one basis, subject to certain broad-based weighted-average anti-dilution adjustments if the Company issued equity securities for a price per share less than $8.45 or the then effective conversion price of the Series C preferred stock.

Each share of Series B preferred stock was convertible at the option of the holder at any time into common stock on a 1.559429-for-one basis, subject to certain anti-dilution adjustments that were determined based on any anti-dilution adjustments made with respect to the Series C preferred stock.

Each share of Series A preferred stock was convertible at the option of the holder at any time into common stock on a 1.403030-for-one basis, subject to certain anti-dilution adjustments that were determined based on any anti-dilution adjustments made with respect to the Series C preferred stock.

In connection with the Series E preferred stock financing, the automatic conversion terms of the preferred stock were amended such that each share of preferred stock automatically converted into shares of common stock at the applicable conversion rate for such share upon the earlier of (1) an initial public offering of the Company’s common stock pursuant to which shares of the Company’s common stock were listed on a nationally-recognized securities exchange and which resulted in net proceeds of at least $50.0 million and an issuance price of at least $14.40 per share, as adjusted for stock splits and dividends, and (2) the affirmative vote by holders of at least 65% of the holders of the then outstanding preferred stock (voting together as a single class with each holder of preferred stock entitled to one vote per share of preferred stock then held by such holder).

Immediately prior to the completion of the Company’s initial public offering, all of the outstanding shares of convertible preferred stock automatically converted into 8,631,427 shares of common stock.

Dividends

The holders of Preferred Stock were entitled to receive dividends as declared by the board of directors. Dividends were payable when and if declared by the board of directors out of funds generally available. No dividends were declared through December 31, 2012.

Redemption

In connection with the Series E preferred stock financing, the redemption terms of the preferred stock were amended such that at any time after November 29, 2017 and upon 30 days notice from the holders of 65% of the outstanding Preferred Stock, such holders could compel the Company to redeem, from any funds legally available, all or part of the Preferred Stock and any accumulated or declared but unpaid dividends thereon.

The redemption value of the Preferred Stock was equal to the original issue price with interest compounded from the original issuance date to the first installment redemption date at a rate of 8% compounded quarterly. The Company recorded accretion related to issue costs and dividends of Series A, Series B, Series C, Series D and Series E preferred stock totaling approximately $4.4 million, $5.3 million and $7.5 million for the years ended December 31, 2010, 2011 and 2012, respectively. The Company also accreted any related issuance costs or discounts. Any redemption amount was to be paid in three equal annual installments.

Preferred Stock Warrants

All preferred stock warrants converted to common stock warrants upon the completion of the Company’s initial public offering.

The following information summarizes the Company’s outstanding convertible preferred stock warrants:

Preferred Stock Warrants		Expiry Date	Number of shares	Fair Value at December 31, 2011	Fair Value at December 31, 2012
Preferred Stock	Issue Date
			(In thousands, except share amounts)
Series B	October 2007	October 2014	2,458	$4	$7
Series B	April 2008	October 2014	2,233	4	7
Series C	November 2010	November 2017	5,918	21	24
Series C	October 2011	November 2018	10,175	40	44
Series D	November 2011	November 2018	486,002	2,428	2,725
Series D	March 2012	March 2022	44,389	—	299
Series D	December 2012	December 2022	32,551	—	225
Series E	December 2012	December 2022	20,837	—	201

			604,563	$2,497	$3,532

In April 2013, the Company issued warrants to purchase an aggregate of 10,418 shares of its Series E preferred stock with a term of 10 years (unaudited).

The warrants to purchase preferred stock were recorded as liabilities and measured at fair value at each reporting date.

The following information summarizes the carrying value of the warrants to purchase shares of the Company’s preferred stock:

(In thousands)
Balance at December 31, 2009	$27
Issuance of preferred stock warrants	30
Warrant revaluation	(15)

Balance at December 31, 2010	42
Issuance of preferred stock warrants	2,528
Warrant revaluation	(73)

Balance at December 31, 2011	2,497
Issuance of preferred stock warrants	648
Warrant revaluation	387

Balance at December 31, 2012	$3,532

The warrants to purchase preferred stock were valued at each reporting date using the Black-Scholes option pricing model with the following variables: (1) underlying preferred stock prices of $8.45 to $14.40; (2) remaining contractual life of 1.75 to 10 years; (3) volatility of 58% to 70%; and (4) risk-free interest rates of 0.23% to 2.20%.

The preferred stock warrant liability as of June 30, 2013 was $2.5 million (unaudited), which was reclassified to stockholders’ equity and recorded as common stock warrants upon the closing of the Company’s initial public offering. These warrants are no longer remeasured to fair value at each reporting date.